Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Quoted prices in active market (Level 1)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Financial assets available for sale restated		€ 6,900
Positive market values from derivative financial instruments restated		(4,972)
Negative market values for derivatives financial instruments restated		(3,703)
Transfers from Level 1 to Level 2 on financial assets available for sale based on liquidity testing procedures	€ (1,000)
Valuation technique observable parameters (Level 2)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Financial assets available for sale restated		(6,900)
Positive market values from derivative financial instruments restated		4,972
Negative market values for derivatives financial instruments restated		€ 3,703
Transfers from Level 1 to Level 2 on financial assets available for sale based on liquidity testing procedures	€ 1,000